Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2055 Portfolio

March 31, 2020

VIPF2055-QTLY-0520
1.9894057.100

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 46.1%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	3,041	$97,965
VIP Equity-Income Portfolio Initial Class (a)	5,807	102,779
VIP Growth & Income Portfolio Initial Class (a)	7,389	119,107
VIP Growth Portfolio Initial Class (a)	1,600	100,442
VIP Mid Cap Portfolio Initial Class (a)	1,253	28,937
VIP Value Portfolio Initial Class (a)	7,591	76,135
VIP Value Strategies Portfolio Initial Class (a)	4,537	37,339
TOTAL DOMESTIC EQUITY FUNDS
(Cost $686,442)		562,704

International Equity Funds - 41.0%
VIP Emerging Markets Portfolio Initial Class (a)	18,599	168,321
VIP Overseas Portfolio Initial Class (a)	18,026	332,757
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $600,462)		501,078

Bond Funds - 8.9%
Fidelity Inflation-Protected Bond Index Fund (a)	2,385	24,471
Fidelity Long-Term Treasury Bond Index Fund (a)	1,659	28,443
VIP High Income Portfolio Initial Class (a)	5,437	25,282
VIP Investment Grade Bond Portfolio Initial Class (a)	2,306	30,325
TOTAL BOND FUNDS
(Cost $105,015)		108,521

Short-Term Funds - 4.0%
VIP Government Money Market Portfolio Initial Class 0.26% (a)(b)
(Cost $49,363)	49,363	49,363
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,441,282)		1,221,666
NET OTHER ASSETS (LIABILITIES) - 0.0%		(136)
NET ASSETS - 100%		$1,221,530

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$27,161	$5,451	$8,670	$26	$(9)	$538	$24,471
Fidelity Long-Term Treasury Bond Index Fund	34,259	6,955	19,866	207	1,995	5,100	28,443
VIP Contrafund Portfolio Initial Class	115,869	18,399	19,320	730	(2,169)	(14,814)	97,965
VIP Emerging Markets Portfolio Initial Class	188,567	51,322	6,840	17,777	(3,255)	(61,473)	168,321
VIP Equity-Income Portfolio Initial Class	122,369	27,147	10,665	5,905	(2,355)	(33,717)	102,779
VIP Government Money Market Portfolio Initial Class 0.26%	13,605	44,816	9,058	64	--	--	49,363
VIP Growth & Income Portfolio Initial Class	139,521	34,064	9,524	7,549	(2,964)	(41,990)	119,107
VIP Growth Portfolio Initial Class	118,429	28,457	18,244	10,936	(2,889)	(25,311)	100,442
VIP High Income Portfolio Initial Class	27,229	7,159	4,682	220	(433)	(3,991)	25,282
VIP Investment Grade Bond Portfolio Initial Class	33,246	9,832	12,690	148	(130)	67	30,325
VIP Mid Cap Portfolio Initial Class	33,982	8,580	2,011	59	(695)	(10,919)	28,937
VIP Overseas Portfolio Initial Class	367,236	73,708	23,421	1,753	(6,290)	(78,476)	332,757
VIP Value Portfolio Initial Class	89,896	30,251	4,503	3,780	(2,141)	(37,368)	76,135
VIP Value Strategies Portfolio Initial Class	44,049	16,035	2,308	2,427	(1,138)	(19,299)	37,339
	1,355,418	362,176	151,802	51,581	(22,473)	(321,653)	1,221,666

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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